Related Party Transactions - Schedule of Accounts Payable to Related Parties (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Accounts payable to related parties	$ 3,963	$ 305,215
Linsun Smart Technology Co Ltd [Member]
Accounts payable to related parties		301,555
Dogness Network Technology Co Ltd [Member]
Accounts payable to related parties	$ 3,963	$ 3,660